Frank Value Fund Shareholder Fees - Frank Value Fund	Nov. 01, 2024
INVESTOR CLASS
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CLASS C
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
INSTITUTIONAL CLASS
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)